Schedule of Cash Flow From Discontinued Operations (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flow of discontinued operations
Net cash provided by operating activities	$ 50,106		$ (100,781)
Net cash provided by investing activities			(1,947,584)
Cash flow provided by discontinued operations			$ (2,048,365)